Description of the Plan (Details) - EBP 001	6 Months Ended	12 Months Ended
	Jun. 24, 2026	Dec. 31, 2025 USD ($) loan year	Dec. 31, 2024
EBP, Description of Plan [Line Items]
After-tax contributions, maximum amount		$ 20,000
SECURE Act 2.0 "Super" Catch-Up pre-tax contribution percentage limit		80.00%
Minimum pre-tax contribution rate for annual automatic rate increases to occur		1.00%
Maximum pre-tax contribution rate at which annual automatic rate increases can occur		13.00%
Automatic pre-tax contribution rate increase, Contribution Accelerator program.		1.00%
Maximum automatic contribution rate under Contribution Accelerator program		14.00%	13.00%
Annual increase to maximum automatic contribution rate under the Contribution Accelerator program		1.00%
Service period		30 days
Employer contributions, net		$ 280,300,000
Service vesting period		2 years
Vesting age | year		65
Vesting hours		1000 hours
Decrease from employer contributions		$ 4,500,000
Minimum borrowing amount		1,000
Maximum borrowing amount		$ 50,000
Maximum borrowing amount to total account percentage		50.00%
Maximum number of loans | loan		2
Primary residence borrowing term		120 months
Loan basis spread		2.00%
Processing fee amount		$ 50
Annual maintenance fee amount		20
Maintenance fee amount, quarterly deduction		5
Cash-out amount		$ 1,000
Administrative fee percentage		0.013%
Administrative maximum fee amount		$ 90
Subsequent Event
EBP, Description of Plan [Line Items]
Maximum automatic contribution rate under Contribution Accelerator program	15.00%
Service Contract Act Contributions
EBP, Description of Plan [Line Items]
Employer contributions, net		$ 2,900,000
EBP, Contribution Tranche One
EBP, Description of Plan [Line Items]
Effective matching percentage		4.00%
Contribution compensation matching percentage		4.00%
Matching percentage		100.00%
EBP, Contribution Tranche Two
EBP, Description of Plan [Line Items]
Effective matching percentage		1.00%
Contribution compensation matching percentage		2.00%
Matching percentage		50.00%
Maximum
EBP, Description of Plan [Line Items]
Effective matching percentage		5.00%
Contribution compensation matching percentage		6.00%
General loan borrowing term		60 months
Loan interest rate		10.50%
Cash-out amount		$ 7,000
Minimum
EBP, Description of Plan [Line Items]
General loan borrowing term		12 months
Loan interest rate		2.36%